Consolidated Income Statements (Unaudited) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Profit or loss [abstract]
Interest income	¥ 2,776,392	¥ 1,424,087
Interest expense	1,887,450	573,910
Net interest income	888,942	850,177
Fee and commission income	690,715	607,546
Fee and commission expense	119,089	112,737
Net fee and commission income	571,626	494,809
Net trading income	487,524	565,037
Net income from financial assets and liabilities at fair value through profit or loss	79,984	171,708
Net investment income (loss)	61,733	(4,915)
Other income	57,734	85,818
Total operating income	2,147,543	2,162,634
Impairment charges on financial assets	130,253	88,025
Net operating income	2,017,290	2,074,609
General and administrative expenses	1,072,003	948,612
Other expenses	129,601	162,686
Operating expenses	1,201,604	1,111,298
Share of post-tax profit of associates and joint ventures	55,286	61,241
Profit before tax	870,972	1,024,552
Income tax expense	208,185	247,158
Net profit	662,787	777,394
Profit attributable to:
Shareholders of Sumitomo Mitsui Financial Group, Inc.	651,127	762,185
Non-controlling interests	5,891	9,603
Other equity instruments holders	¥ 5,769	¥ 5,606
Earnings per share:
Basic	¥ 487.79	¥ 555.91
Diluted	¥ 487.65	¥ 555.72